Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events
Subsequent Events

19.Subsequent Events

Management has evaluated all subsequent events through May 13, 2025, which was the date the financial statements were available to be issued. The Company has determined that there are no subsequent events to be reported other than those listed below.

As discussed in Note 1, Description of Business and Basis of Presentation, on April 15, 2025, pursuant to the terms of the Merger Agreement entered into on December 17, 2024, Merger Sub merged with and into the Company, with the Company surviving as a wholly-owned subsidiary of Cara. The Merger will be accounted for as an in-substance reverse recapitalization of Cara by Tvardi. Under this method of accounting, Tvardi will be considered the accounting acquirer for financial reporting purposes.

Upon the closing of the Merger:

●	Cara changed its corporate name to Tvardi Therapeutics, Inc.

●	the business of the Company continues as the business of the surviving corporation.

●	each outstanding share of common stock of Tvardi (including the shares of common stock issuable upon conversion of all shares of preferred stock of Tvardi prior to the Merger), $0.001 par value per share (Tvardi common stock), was converted into 6,539,404 shares of Cara common stock in the aggregate, based on a ratio calculated in accordance with the Merger Agreement (the Exchange Ratio);

●	The Company received approximately $23.8 million in cash and cash equivalents in accordance with the Merger Agreement.

●	the outstanding Convertible Notes of Tvardi were converted into 1,265,757 shares of Cara common stock, pursuant to the terms of the Convertible Notes.

●	each then outstanding and unexercised option to purchase shares of Tvardi common stock immediately prior to Closing were assumed by Cara and was converted into an option to purchase Cara common stock, with necessary adjustments to the number of shares and exercise price to reflect the Exchange Ratio.

Immediately following the Merger, stockholders of Tvardi owned approximately 84.5% of the outstanding common stock of the combined company on a fully diluted basis.

In addition, on April 15, 2025, immediately prior to the closing of the Merger, Cara (i) effected a 1-for-3 reverse stock split of its common stock and (ii) increased its authorized shares of common stock to 150,000,000.

Upon the closing of the Merger, the Company’s 2025 Equity Incentive Plan (the 2025 Plan) and 2025 Employee Stock Purchase Plan (the 2025 ESPP), both approved during a special meeting of Cara’s stockholders on April 1, 2025, also became effective, following the reverse stock split.

As of the effective time of the Merger, there were 935,554 and 93,555 shares of the Company’s common stock available for grant under the 2025 Plan and 2025 ESPP, respectively. The number of shares initially reserved and available for issuance under the 2025 Plan may be increased at the discretion of the Company’s board of directors on January 1 of each year for a period of five years, commencing on January 1, 2026 and ending on January 1, 2030, in an amount not to exceed 5% of the total number of shares of the Fully Diluted Common Stock (as defined in the 2025 Plan) determined on December 31 of the preceding year. The number of shares initially reserved for issuance under the 2025 will automatically increase on January 1 of each year for a period of up to ten years, beginning on January 1, 2026 and continuing through and including January 1, 2035, by an amount equal to the lesser of (i)  1% of the total number of shares of the Fully Diluted Common Stock (as defined in the 2025 ESPP) determined on December 31 of the preceding year, and (ii) a number of shares equal to three times the Initial Share Reserve. Notwithstanding the foregoing, the Company’s board of directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares.

19.Subsequent Events

Management has evaluated all subsequent events through April 1, 2025, which was the date the financial statements were available to be issued. The Company has determined that there are no subsequent events to be reported other than those listed below.

On February 14, 2025, Cara’s Form S-4/A as filed regarding its proposed merger with Tvardi, was deemed effective by the SEC. Refer to Note 1, Nature of the Business and Basis of Presentation, for further detail on the proposed merger.

On April 1, 2025, Cara held its Special Meeting of Stockholders, at which Cara stockholders approved all six proposals related to its proposed merger with Tvardi.